PROPERTY, PLANT AND EQUIPMENT (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Property, Plant and Equipment, Gross	$ 83,597,996	$ 66,879,274
Less: Accumulated depreciation and amortization	(20,061,350)	(13,297,961)
Property, plant and equipment, net	63,536,646	53,581,313
Building [Member]
Property, Plant and Equipment, Gross	53,018,610	41,388,443
Machinery [Member]
Property, Plant and Equipment, Gross	4,758,477	4,434,365
Software [Member]
Property, Plant and Equipment, Gross	3,573,146	2,798,335
Vehicles [Member]
Property, Plant and Equipment, Gross	1,607,261	1,282,623
Electronoic Equipment and Other Equipment [Member]
Property, Plant and Equipment, Gross	16,991,624	16,218,118
Construction In Progress [Member]
Property, Plant and Equipment, Gross	$ 3,648,878	$ 757,390